ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Interest expense	$ 10,074	$ 28,206
Vessel operating expenses	16,598	7,819
Administrative expenses	7,241	5,810
Current tax payable	231	440
Accrued expenses	$ 34,144	$ 42,275